Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest And Finance Charges Disclosure [Abstract]
Interest on long-term debt	$ 9,602	$ 9,926	$ 9,078
Interest on revolving credit facility	2,252	2,330	2,259
Amortization of debt issuance costs	466	657	738
Restructuring fees on acquired debt	0	407	705
Other	160	162	151
Total	$ 12,480	$ 13,482	$ 12,931